UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)
301 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)
Joel L. Weiss
BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809
(Name and address of agent for service)
Registrant’s telephone number, including area code: 302-791-1851
Date of fiscal year end: July 31
Date of reporting period: October 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments
October 31, 2010
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS (97.3)%
Arizona (3.9)%
Arizona Water Infrastructure Finance Authority Revenue, Series A, Water Quality, 5.00%, 10/01/30, Callable 10/01/20 @ 100	2,500,000	2,774,100
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 0.00%, 07/01/31, NATL-RE, FGIC	7,255,000	7,029,732
Scottsdale City GO, Unrefunded Portion, 5.38%, 07/01/16, Callable 07/01/11 @ 101	1,605,000	1,671,800

		11,475,632

California (0.7)%
Norwalk-La Mirada Unified School District GO, CAB, Series B, 5.21%, 08/01/27 (a), AGM-CR, FGIC	5,000,000	1,970,150

Florida (1.5)%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	3,725,000	4,474,805

Georgia (3.3)%
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series P, 6.25%, 07/01/11, AMBAC	1,440,000	1,495,166
Municipal Electric Authority Power Revenue, Series W, ETM, 6.60%, 01/01/18, NATL-RE, IBC, BNYM	390,000	510,342
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, NATL-RE, IBC, BNYM	6,370,000	7,557,113

		9,562,621

Hawaii (66.8)%
Hawaii County GO, Series A, 5.60%, 05/01/13, NATL-RE, FGIC	605,000	676,420
Hawaii County GO, Series A, 5.25%, 07/15/17	1,655,000	1,978,056
Hawaii County GO, Series A, 5.25%, 07/15/23, Callable 07/15/14 @ 100, NATL-RE	595,000	655,339
Hawaii County GO, Series A, 6.00%, 07/15/26, Callable 07/15/18 @ 100	1,655,000	1,946,710
Hawaii County GO, Series A, 4.00%, 03/01/28, Callable 03/01/20 @ 100	2,470,000	2,549,583
Hawaii State Airports System Revenue, AMT, 5.63%, 07/01/18, Callable 07/01/11 @ 100, NATL-RE, FGIC	3,000,000	3,071,370
Hawaii State Airports System Revenue, Second Series, AMT, ETM, 6.90%, 07/01/12, NATL-RE, IBC	6,660,000	7,093,566

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, 5.00%, 07/01/22, Callable 07/01/20 @ 100	1,000,000	1,117,670
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., AMT, 5.70%, 07/01/20, Callable 09/07/10 @ 101, AMBAC	3,000,000	3,029,040
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., Series A, 4.95%, 04/01/12, NATL-RE	3,000,000	3,146,100
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., Series A, 5.50%, 12/01/14, Callable 09/07/10 @ 101, AMBAC	2,000,000	2,007,920
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., Series A, AMT, 5.65%, 10/01/27, Callable 10/01/12 @ 101, NATL-RE	5,200,000	5,310,032
Hawaii State Department of Budget & Finance Special Purpose Revenue, The Queen’s Health, Series B, 0.28%, 07/01/29 (b), LOC: Bank of America, N.A.	1,000,000	1,000,000
Hawaii State Department of Hawaiian Home Lands Revenue, 4.50%, 04/01/13	500,000	527,940
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	549,855
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	847,641
Hawaii State GO, Series BZ, 6.00%, 10/01/12, FGIC-TCRS	2,000,000	2,209,760
Hawaii State GO, Series CH, 4.75%, 11/01/11, NATL-RE, IBC	1,350,000	1,408,914
Hawaii State GO, Series CH, 4.75%, 11/01/13, NATL-RE, IBC	1,435,000	1,602,378
Hawaii State GO, Series CM, 6.50%, 12/01/13, NATL-RE, FGIC	5,000,000	5,844,700
Hawaii State GO, Series CY, 5.75%, 02/01/15, AGM	500,000	591,355
Hawaii State GO, Series DB, ETM, 5.00%, 09/01/12, NATL-RE	505,000	546,774

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DB, Unrefunded Portion, 5.00%, 09/01/12, NATL-RE	2,020,000	2,186,327
Hawaii State GO, Series DD, 5.00%, 05/01/17, Callable 05/01/14 @ 100, NATL-RE	1,000,000	1,114,380
Hawaii State GO, Series DD, 5.00%, 05/01/18, Prerefunded 05/01/14 @ 100, NATL-RE	2,680,000	3,062,141
Hawaii State GO, Series DD, Unrefunded Portion, 5.00%, 05/01/18, Callable 05/01/14 @ 100, NATL-RE	1,560,000	1,729,447
Hawaii State GO, Series DJ, 5.00%, 04/01/19, Callable 04/01/17 @ 100, AMBAC	1,000,000	1,149,140
Hawaii State GO, Series DJ, 5.00%, 04/01/22, Callable 04/01/17 @ 100, AMBAC	875,000	983,955
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,743,480
Hawaii State GO, Series DK, 5.00%, 05/01/28, Callable 05/01/18 @ 100	3,000,000	3,304,770
Hawaii State GO, Series DQ, 4.00%, 06/01/14	900,000	992,979
Hawaii State GO, Series DQ, 5.00%, 06/01/23, Callable 06/01/19 @ 100	3,000,000	3,414,270
Hawaii State GO, Series DT, 5.00%, 11/01/15	1,500,000	1,760,400
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,800,000	2,136,042
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,584,760
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, AGM	1,105,000	1,239,633
Hawaii State Harbor System Revenue, Series B, AMT, 5.50%, 07/01/19, Callable 07/01/12 @ 100, AMBAC	1,500,000	1,555,065
Hawaii State Housing Finance & Development Corp., Single Family Mortgage Purpose Revenue, Series A, AMT, 5.40%, 07/01/29, Callable 09/07/10 @ 100, FNMA	1,635,000	1,635,768
Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 07/01/18, Callable 07/01/14 @ 100, NATL-RE, FGIC	2,970,000	3,187,226
Honolulu City & County Board of Water Supply System Revenue, Series A, 4.50%, 07/01/23, Callable 07/01/16 @ 100, NATL-RE	1,500,000	1,617,915
Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 07/01/31, Callable 07/01/16 @ 100, NATL-RE	2,315,000	2,413,989

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, 5.25%, 07/01/17, Callable 07/01/16 @ 100, NATL-RE	1,300,000	1,449,045
Honolulu City & County GO, ETM, 6.00%, 12/01/11, FGIC-TCRS	2,320,000	2,460,360
Honolulu City & County GO, Series A, 5.00%, 04/01/18	5,000,000	5,937,450
Honolulu City & County GO, Series A, 5.38%, 09/01/18, Prerefunded 09/01/11 @ 100, AGM	3,500,000	3,643,430
Honolulu City & County GO, Series A, 5.00%, 07/01/19, Callable 07/01/15 @ 100, NATL-RE	6,250,000	7,050,625
Honolulu City & County GO, Series A, 5.00%, 07/01/21, Callable 07/01/17 @ 100, AGM	6,680,000	7,584,539
Honolulu City & County GO, Series A, 5.25%, 09/01/22, Prerefunded 09/01/11 @ 100, AGM	2,245,000	2,334,688
Honolulu City & County GO, Series A, 5.00%, 04/01/24, Callable 04/01/19 @ 100	1,110,000	1,269,485
Honolulu City & County GO, Series A, 5.00%, 07/01/26, Callable 07/01/15 @ 100, NATL-RE	5,000,000	5,379,900
Honolulu City & County GO, Series A, 5.00%, 07/01/27, Callable 07/01/15 @ 100, NATL-RE	3,150,000	3,372,422
Honolulu City & County GO, Series A, 5.00%, 07/01/28, Callable 07/01/15 @ 100, NATL-RE	1,275,000	1,357,671
Honolulu City & County GO, Series A, 5.00%, 07/01/29, Callable 07/01/15 @ 100, NATL-RE	2,000,000	2,119,960
Honolulu City & County GO, Series A, 5.00%, 07/01/29, Callable 07/01/17 @ 100, AGM	2,315,000	2,496,797
Honolulu City & County GO, Series A, ETM, 6.00%, 01/01/11, FGIC	3,000,000	3,027,660
Honolulu City & County GO, Series A, ETM, 5.75%, 04/01/11, FGIC	4,820,000	4,928,450
Honolulu City & County GO, Series A, ETM, 5.75%, 04/01/13, FGIC-TCRS	850,000	955,281
Honolulu City & County GO, Series A, Unrefunded Portion, 5.75%, 04/01/12, FGIC-TCRS	1,865,000	2,000,306
Honolulu City & County GO, Series A, Unrefunded Portion, 5.75%, 04/01/13, FGIC-TCRS	3,345,000	3,741,316
Honolulu City & County GO, Series B, ETM, 5.25%, 10/01/12	200,000	218,246

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, ETM, 5.00%, 10/01/13	630,000	709,285
Honolulu City & County GO, Series B, Unrefunded Portion, 5.25%, 10/01/12, FGIC-TCRS	640,000	696,077
Honolulu City & County GO, Series D, 5.00%, 07/01/20, Callable 07/01/15 @ 100, NATL-RE	5,000,000	5,602,700
Honolulu City & County GO, Series D, 5.25%, 09/01/22, Callable 09/01/19 @ 100	1,000,000	1,180,980
Honolulu City & County GO, Series D, 5.25%, 09/01/24, Callable 09/01/19 @ 100	2,800,000	3,256,988
Honolulu City & County GO, Series D, 5.25%, 09/01/29, Callable 09/01/19 @ 100	2,745,000	3,086,999
Honolulu City & County GO, Series F, 5.00%, 07/01/22, Callable 07/01/15 @ 100, NATL-RE, FGIC	4,115,000	4,580,160
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/21, Callable 07/01/19 @ 100	1,000,000	1,161,450
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/24, Callable 07/01/19 @ 100	1,000,000	1,135,990
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/31, Callable 07/01/17 @ 100, NATL-RE	3,500,000	3,744,930
Honolulu City & County Waste Water System Revenue, Series B-1, 5.00%, 07/01/32, Callable 07/01/16 @ 100, NATL-RE	5,015,000	5,235,560
Honolulu City & County Wastewater System Revenue, Junior Series A, 2nd Board Resolution, 4.50%, 07/01/27, Callable 07/01/20 @ 100	3,000,000	3,099,630
Honolulu City & County Wastewater System Revenue, Senior Series A, 1st Board Resolution, 5.00%, 07/01/27, Callable @ 07/01/19 @ 100	2,565,000	2,854,255
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,279,056
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,538,595
University of Hawaii System Revenue, Series A, 5.50%, 07/15/16, Prerefunded 07/15/12 @ 100, FGIC	1,000,000	1,085,420

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii System Revenue, Series A, 5.50%, 07/15/22, Prerefunded 07/15/12 @ 100, FGIC	1,205,000	1,307,931
University of Hawaii System Revenue, Series A, 5.50%, 07/15/29, Prerefunded 07/15/12 @ 100, FGIC	1,500,000	1,628,130
University of Hawaii System Revenue, Series A, 5.13%, 07/15/32, Prerefunded 07/15/12 @ 100, FGIC	1,605,000	1,731,923

		195,766,500

Illinois (3.6)%
Chicago Midway Airport Revenue, Series C, 5.50%, 01/01/15, NATL-RE	2,000,000	2,260,160
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, NATL-RE, FGIC	4,665,000	5,332,235
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO, CAB, 4.89%, 02/01/23 (a), NATL-RE, FGIC	5,505,000	2,985,582

		10,577,977

Indiana (0.8)%
Franklin Township Independent School Building Corp. Revenue, Marion County, First Mortgage, 5.00%, 07/15/16, AGM, State Aid Withholding	1,000,000	1,139,420
Tri-Creek 2002 High School Building Corp. Revenue, 5.00%, 07/15/15, Prerefunded 07/15/13 @ 100, AGM, State Aid Withholding	1,000,000	1,116,800

		2,256,220

Kentucky (0.4)%
Kentucky State Property & Building Commission Revenue, Project No. 73, Second Series, 5.50%, 11/01/16, Callable 11/01/12 @ 100, AGM	1,250,000	1,350,712

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Massachusetts (1.6)%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Contract Assistance, Series B, 5.00%, 01/01/23, Callable 01/01/20 @ 100	2,500,000	2,861,175
Massachusetts Water Resources Authority Revenue, Series B, 5.00%, 08/01/21, Callable 08/01/19 @ 100, GO of Authority	1,500,000	1,745,475

		4,606,650

Michigan (0.8)%
Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 05/01/11, NATL-RE, FGIC	2,245,000	2,310,487

Nevada (1.8)%
Clark County School District GO, Series C, 5.50%, 06/15/19, Prerefunded 06/15/12 @ 100, NATL-RE	5,000,000	5,406,250

North Carolina (0.3)%
Mecklenburg County GO, Series A, 5.00%, 08/01/19	750,000	906,908

Ohio (1.8)%
Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/01/18, Prerefunded 12/01/10 @ 100, AMBAC	795,000	798,084
Hamilton County Sales Tax Revenue, Series B, Unrefunded Portion, 5.25%, 12/01/18, Callable 12/01/10 @ 100, AMBAC	205,000	205,648
Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/01/14, Callable 10/01/11 @ 100, AGM	1,000,000	1,040,330
Ohio State, Infrustracture Improvement GO, Series A, 5.00%, 09/01/20, Callable 03/01/15 @ 100	1,900,000	2,107,632
Ohio State, Infrustracture Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,183,500

		5,335,194

South Carolina (0.4)%
Richland County School District No. 2 GO, Series B, 5.00%, 02/01/18, Callable 02/01/12 @ 100, NATL-RE, FGIC, SCSDE	1,000,000	1,098,650

Texas (5.5)%
Barbers Hill Independent School District GO, 5.00%, 02/15/24, Callable 02/15/15 @ 100, PSF-GTD	2,395,000	2,568,159

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Bexar County GO, Series A, 5.00%, 06/15/23, Callable 06/15/19 @ 100	1,000,000	1,133,780
Galveston County GO, CAB, Series RD, 5.96%, 02/01/24, NATL-RE, FGIC	2,630,000	1,483,557
Grapevine GO, Series A, 5.00%, 08/15/24, Callable 02/15/15 @ 100, NATL-RE	2,345,000	2,495,197
Houston Independent School District GO, Series A, 5.00%, 02/15/24, Callable 02/15/15 @ 100, PSF-GTD	2,000,000	2,144,600
Lone Star College System GO, Series A, Limited Tax, 5.00%, 08/15/23, Callable 08/15/12 @ 100	1,920,000	2,028,346
New Braunfels GO, 5.00%, 10/01/16, Callable 10/01/14 @ 100, AMBAC	1,365,000	1,522,658
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,370,120
Texas State Transportation Commission Revenue, First Tier, 5.00%, 04/01/23, Callable 04/01/17 @ 100	500,000	558,535

		16,304,952

Washington (4.1)%
Douglas County School District No. 206 Eastmont GO, 5.00%, 12/01/17, Prerefunded 06/01/11 @ 100, FGIC, School Building Guaranty	3,475,000	3,568,999
King County School District No. 403 Renton GO, 5.00%, 12/01/24, Callable 12/01/16 @ 100, NATL-RE, FGIC, School Bond Guarantee	3,000,000	3,311,730
Port of Seattle Revenue, 5.00%, 02/01/25, Callable 02/01/16 @ 100, XLCA	2,000,000	2,135,580
Snohomish County GO, 5.25%, 12/01/12, Prerefunded 12/01/11 @ 100, NATL-RE	325,000	342,043
Snohomish County GO, Unrefunded Portion, 5.25%, 12/01/12, Callable 12/01/11 @ 100, NATL-RE	2,555,000	2,688,984

		12,047,336

TOTAL MUNICIPAL BONDS (Cost $270,416,094)		285,451,044

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Concluded)
October 31, 2010
(Unaudited)

Security Description	Shares	Value ($)

INVESTMENT COMPANY (2.8)%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00% (c)	8,115,561	8,115,561

TOTAL INVESTMENT COMPANY (Cost $8,115,561)		8,115,561

TOTAL INVESTMENTS — 100.1% (Cost $278,531,655)*		293,566,605
OTHER ASSETS IN EXCESS OF LIABILITIES — (0.1)%		(383,241)

NET ASSETS — 100.0%		$293,183,364

(a)	Rate disclosed represents the effective yield at time of purchase.
(b)	Adjustable rate security. Rate disclosed is the rate in effect on October 31, 2010.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2010.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate Cost	$278,531,655

Gross unrealized appreciation	15,416,306
Gross unrealized depreciation	(381,356)

Net unrealized appreciation	$15,034,950

AGM	Insured by Assured Guaranty Municipal Corp.
AGM-CR	Insured by Assured Guaranty Municipal Corp. Custodial Receipts
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BNYM	Insured by Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FNMA	Insured by Federal National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate
LOC	Letter of Credit
NATL-RE	Insured by National Reinsurance Corp.
PSF-GTD	Insured by Public School Funding Guaranty
SCSDE	Insured by South Carolina School Discount Enhancement
TCRS	Transferable Custodial Receipts
XLCA	Insured by XL Capital Assurance

For more information regarding the Fund’s policy for valuation of investments and other signifigant accounting policies, please refer to the Fund’s most recent prospectus.

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments
October 31, 2010
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS (97.4)%
Arizona (0.7)%
Vistancia Community Facilities District GO, 4.00%, 07/15/13	500,000	514,825

Colorado (4.1)%
Pueblo West Metropolitan District Water & Waste Water Revenue, 5.25%, 12/15/25, Prerefunded 12/15/10 @ 100, NATL-RE	1,000,000	1,005,830
Regional Transportation District Sales Tax Revenue, Series B, 5.50%, 11/01/16, Prerefunded 11/01/12 @ 100, AMBAC	1,675,000	1,844,527

		2,850,357

Florida (1.2)%
Highlands County Health Facilities Authority Revenue, Series G, ETM, 5.00%, 11/15/11	25,000	26,142
Highlands County Health Facilities Authority Revenue, Series G, Unrefunded Portion, 5.00%, 11/15/11	755,000	785,170

		811,312

Georgia (2.3)%
Georgia State GO, Series C, 5.50%, 07/01/12	500,000	541,560
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, Series A, 5.00%, 07/01/12, AMBAC	1,000,000	1,072,260

		1,613,820

Guam (2.3)%
Guam Economic Development & Commerce Authority, CAB, Series B, ETM, 5.40%, 05/15/15	1,350,000	1,596,159

Hawaii (57.6)%
Hawaii County GO, Series A, 5.00%, 03/01/15	400,000	459,712
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	446,576
Hawaii Pacific Health Special Purpose Revenue, Series A, 3.00%, 07/01/14	500,000	502,405
Hawaii State Airports System Revenue, Second Series, AMT, ETM, 6.90%, 07/01/12, NATL-RE, IBC	290,000	308,879
Hawaii State Airports System Revenue, Second Series, AMT, ETM, 6.90%, 07/01/12	485,000	516,574
Hawaii State Airports System Revenue, Series B, AMT, 4.00%, 07/01/15	1,000,000	1,063,320
Hawaii State Department of Budget & Finance Special Purpose Revenue, The Queen’s Health, Series B, 0.28%, 07/01/29 (a), LOC: Bank of America, N.A.	400,000	400,000
Hawaii State GO, Series CH, 4.75%, 11/01/13, NATL-RE, IBC	1,000,000	1,116,640
Hawaii State GO, Series CM, ETM, 6.00%, 12/01/11, NATL-RE, FGIC	1,630,000	1,728,615

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series CX, 5.50%, 02/01/15, Prerefunded 02/01/12 @ 100, AGM	1,500,000	1,595,055
Hawaii State GO, Series CX, 5.50%, 02/01/21, Prerefunded 02/01/12 @ 100, AGM	1,685,000	1,791,778
Hawaii State GO, Series CY, 5.50%, 02/01/12, AGM	725,000	770,755
Hawaii State GO, Series CY, 5.75%, 02/01/13, AGM	1,500,000	1,669,095
Hawaii State GO, Series CZ 5.50%, 07/01/14, Prerefunded 07/01/12 @ 100, AGM	1,275,000	1,381,424
Hawaii State GO, Series CZ, 5.25%, 07/01/12, AGM	2,000,000	2,158,680
Hawaii State GO, Series CZ, 5.25%, 07/01/15, Prerefunded 07/01/12 @ 100, AGM	1,000,000	1,079,340
Hawaii State GO, Series CZ, 5.25%, 07/01/20, Prerefunded 07/01/12 @ 100, AGM	1,000,000	1,078,470
Hawaii State GO, Series DA, 5.25%, 09/01/17, Prerefunded 09/01/13 @ 100, NATL-RE	1,010,000	1,140,573
Hawaii State GO, Series DE, 5.00%, 10/01/12, NATL-RE	1,000,000	1,085,880
Hawaii State GO, Series DF, 5.00%, 07/01/12, AMBAC	675,000	725,767
Hawaii State GO, Series DG, 5.00%, 07/01/12, AMBAC	2,000,000	2,150,420
Hawaii State GO, Series DG, 5.00%, 07/01/13, AMBAC	1,000,000	1,111,200
Hawaii State GO, Series DG, 5.00%, 07/01/16, Callable 07/01/15 @ 100, AMBAC	1,000,000	1,155,510
Hawaii State GO, Series DO, 3.00%, 08/01/12	1,100,000	1,148,488
Hawaii State GO, Series DQ, 4.00%, 06/01/13	1,000,000	1,082,550
Hawaii State GO, Series DR, 4.00%, 06/01/14	1,000,000	1,103,310
Hawaii State Highway Revenue, 5.25%, 07/01/12, Prerefunded 07/01/11 @ 100, AGM	400,000	413,176
Hawaii State Highway Revenue, 5.38%, 07/01/17, Prerefunded 07/01/11 @ 100, AGM	1,000,000	1,033,760
Hawaii State Housing & Community Development Corp. Rental Housing System Revenue, Series A, 3.70%, 07/01/13, AGM	1,055,000	1,076,026
Honolulu City & County GO, Series B, 5.50%, 07/01/13, AGM	1,000,000	1,121,240
Honolulu City & County GO, Series B, ETM, 5.25%, 10/01/12	800,000	872,984
Honolulu City & County GO, Series D, 2.25%, 09/01/14	780,000	809,952
Honolulu City & County GO, Series D, 5.00%, 09/01/14	1,140,000	1,302,952

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series F, 5.25%, 07/01/17, Callable 07/01/15 @ 100, NATL-RE, FGIC	400,000	461,616
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Senior Sub-Series A, 4.00%, 07/01/16	250,000	280,330
Honolulu City & County Waste Water System Revenue, Series A, 2.25%, 07/01/11	1,000,000	1,008,670
Honolulu City & County Waste Water System Revenue, Series A, 4.00%, 07/01/13	500,000	538,055
University of Hawaii Revenue, Series A, 5.00%, 10/01/14	500,000	568,885
University of Hawaii Revenue, Series B-2, 4.00%, 10/01/14	615,000	676,383
University of Hawaii System Revenue, Series A, 5.50%, 07/15/16, Prerefunded 07/15/12 @ 100, FGIC	1,090,000	1,183,108

		40,118,153

Illinois (0.8)%
Chicago Midway Airport Revenue, Second Lien, Series B, 5.00%, 01/01/12, AMBAC	500,000	518,820

Indiana (0.8)%
Northwest Allen County Middle School Building Corp. Revenue, First Mortgage, 5.25%, 07/15/18, Callable 07/15/13 @ 100, NATL-RE, State Aid Withholding	500,000	542,215

Michigan (1.1)%
Michigan State Hospital Finance Authority Revenue, Oakwood Obligated Group, 5.50%, 11/01/12	750,000	795,923

Minnesota (2.3)%
Minnesota State GO, 5.00%, 08/01/16, Callable 08/01/12 @ 100	1,500,000	1,618,455

Missouri (1.3)%
Cape Girardeau County Industrial Development Authority, Health Care Facilities Revenue, 5.75%, 06/01/32, Prerefunded 06/01/12 @ 100	825,000	890,257

New York (3.0)%
New York City GO, Series C, 4.25%, 01/01/12	1,000,000	1,043,360
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.25%, 04/01/12, AMBAC	1,000,000	1,067,140

		2,110,500

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

North Carolina (1.6)%
North Carolina State GO, Series B, 5.00%, 06/01/14	1,000,000	1,144,790

Ohio (1.6)%
Ohio State GO, 5.00%, 06/15/16, Prerefunded 06/15/13 @ 100	1,000,000	1,113,230

Pennsylvania (3.9)%
Pennsylvania Higher Educational Facilties Authority Revenue, Temple University, 5.00%, 04/01/12, NATL-RE	1,000,000	1,055,170
Pennsylvania Higher Educational Facilties Authority Revenue, Temple University, 5.00%, 04/01/16, NATL-RE	500,000	579,620
Philadelphia Water & Waste Water Revenue, Series B, 5.50%, 11/01/11, NATL-RE, FGIC	1,030,000	1,076,278

		2,711,068

Puerto Rico (4.3)%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, ETM, 6.25%, 07/01/13, NATL-RE, IBC, Commonwealth Guaranteed	1,200,000	1,377,684
Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, 5.75%, 07/01/41, Prerefunded 07/01/12 @ 100	500,000	542,495
Puerto Rico Public Finance Corp., Series E, 5.50%, 08/01/29, Prerefunded 02/01/12 @ 100	1,000,000	1,060,780

		2,980,959

Tennessee (2.5)%
Sullivan County Health Educational & Housing Facilities Board Revenue, Wellmont Health Systems Project, 6.25%, 09/01/32, Prerefunded 09/01/12 @ 101	480,000	531,163
Wilson County GO, 5.00%, 04/01/12, NATL-RE	1,135,000	1,205,063

		1,736,226

Texas (2.7)%
North Harris Montgomery Community College District, Lone Star College System GO, 4.50%, 02/15/14, NATL-RE	425,000	470,305
San Antonio Electric & Gas Revenue, 5.38%, 02/01/16, Callable 02/01/12 @ 100	1,350,000	1,425,789

		1,896,094

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Washington (1.5)%
Washington State Health Care Facilities Authority Revenue, Providence Health System, Series A, 5.63%, 10/01/14, Callable 10/01/11 @ 100, NATL-RE	1,000,000	1,044,550

Wisconsin (1.8)%
Waukesha GO, Series A, 5.00%, 10/01/16, Callable 10/01/14 @ 100, AGM	1,095,000	1,245,858

TOTAL MUNICIPAL BONDS (Cost $66,300,106)		67,853,571

	Shares

INVESTMENT COMPANY (0.6)%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00% (b)	385,659	385,659

TOTAL INVESTMENT COMPANY (Cost $385,659)		385,659

	Principal
	Amount($)

SHORT-TERM INVESTMENT (1.4)%
Commercial Paper (1.4)%
City & County of Honolulu
0.28%, 11/02/2010 (c)	1,000,000	999,998

TOTAL COMMERCIAL PAPER (Cost $1,000,000)		999,998

TOTAL INVESTMENTS — 99.4% (Cost $67,685,765)*		69,239,228
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		431,669

NET ASSETS — 100.0%		$69,670,897

(a)	Adjustable rate security. Rate disclosed is the rate in effect on October 31, 2010.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2010.
(c)	Rate shown represents the yield at time of purchase.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate Cost	$67,685,765

Gross unrealized appreciation	1,599,357
Gross unrealized depreciation	(45,894)

Net unrealized appreciation	$1,553,463

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Concluded)
October 31, 2010
(Unaudited)

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
IBC	Insurance Bond Certificate
LOC	Letter of Credit
NATL-RE	Insured by National Reinsurance Corp.

For more informatio regarding the Fund’s policy for valuation of investments and other signifigant accounting policies, please refer to the Fund’s most recent prospectus.

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portoflio of Investments
October 31, 2010
(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securitiesin determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actaul amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portoflio of Investments (Concluded)
October 31, 2010
(Unaudited)

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Funds	Total	Price	Inputs	Inputs

Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$285,451,044	$—	$285,451,044	$—
Investment Company	8,115,561	8,115,561	—	—

Total	$293,566,605	$8,115,561	$285,451,044	$—

			Level 2	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Funds	Total	Price	Inputs	Inputs

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$67,853,571	$—	$67,853,571	$—
Investment Company	385,659	385,659	—	—
Short-Term Investment	999,998	—	999,998	—

Total	$69,239,228	$385,659	$68,853,569	$—

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended October 31, 2010 there were no transfers between Level 1 and 2.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date December 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date December 21, 2010

By (Signature and Title)*	/s/ James G. Shaw James G. Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date December 21, 2010

*	Print the name and title of each signing officer under his or her signature.